LEASES	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
LEASES

NOTE 8 – LEASES

     Real property for three of the Bank’s office locations and certain equipment are leased under noncancelable operating leases expiring at various times through 2034. In most cases, the leases provide for one or more renewal options of five to ten years under the same or similar terms. In addition, various items of office equipment are leased under cancelable operating leases. Total rental expense incurred under all operating leases, including short-term leases with terms of less than one month, amounted to approximately $30,000, $27,0000 and $18,000 for equipment leases and approximately $380,000, $304,000 and $264,000 for building leases in 2015, 2014 and 2013, respectively. Future minimum lease commitments as of December 31, 2015 under all noncancelable operating leases with initial terms of one year or more are shown in the following table:

Year	Lease payments
(dollars in thousands)
2016	$358
2017	320
2018	294
2019	291
2020	295
Thereafter	3,187
Total	$4,745